Additional Information - Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF COMPREHENSIVE INCOME
Net loss	$ (72,235,840)	$ (266,555,527)	$ (37,820,242)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	6,197,195	(2,984,550)	1,183,743
Comprehensive loss	(66,038,645)	(269,540,077)	(36,636,499)
Entities with net asset distribution restrictions
STATEMENTS OF COMPREHENSIVE INCOME
Net loss	(72,025,935)	(266,555,392)	(37,820,093)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	6,196,609	(2,984,550)	1,183,743
Comprehensive loss	$ (65,829,326)	$ (269,539,942)	$ (36,636,350)